Pay vs Performance Disclosure - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Pay vs Performance Disclosure
Net Income (Loss)	$ 1,353,590	$ (472,477)	$ 2,939,147	$ (39,596)	$ (44,737)	$ 881,113	$ 2,899,551	$ 5,926,421